9800 Fredericksburg Road
San Antonio, Texas 78288
May 15, 2018
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Reference: USAA ETF Trust
1933 Act File No. 333-219187
1940 Act File No. 811-23271
Dear Sir or Madam:
Pursuant to Rule 497(e) of the Securities Act of 1933, the aforementioned Registrant hereby submits for filing interactive data relating to the supplement filed with the Securities and Exchange Commission on May 7, 2018, under Rule 497(e) (Accession No. 0001683863-18-000146) to the USAA Core Intermediate-Term Bond ETF’s prospectus dated October 13, 2017.
The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A and Rule 497(e).
If you have any questions with respect to the enclosed, please contact me at (210) 330-9711.
Sincerely,
/S/ SEBA KURIAN
Seba Kurian
Assistant Secretary
USAA ETF Trust

EXHIBIT INDEX
101. INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Label Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase
101.CAL	XBRL Taxonomy Extension Calculation Linkbase
I-1